INCOME TAXES (Scedule of Income Tax Provision) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current tax expense (benefit):
Foreign	$ (534)	$ (1,800)	$ 16,645
Total current	(534)	(1,800)	16,645
Deferred tax expense (benefit):
Foreign	(8,854)	9,126	4,717
Total deferred	(8,854)	9,126	4,717
Income tax provision (benefit)	$ (9,388)	$ 7,326	$ 21,362